Financial Liabilities - Borrowings - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings		£ 10		£ 10
Accrued interest included in current borrowings		0		0
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	$ 1,000	£ 800	$ 1,190	£ 900